Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Cash and short-term investments	$ 124,892
Restricted cash	104	$ 75
Impact on income from 5% change in U.S. dollar against foreign currency	1,851
Impact on net loss from a 50 basis point change in interest rates	$ 694
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	83.00%	83.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	17.00%	17.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days